Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.19%
Argentina–0.39%
Globant S.A.(a)	200,000	$38,400,000
Belgium–2.70%
Biocartis Group N.V.(a)(b)(c)	6,000,000	32,808,833
Ion Beam Applications	400,000	6,945,474
Materialise N.V., ADR(a)(b)	2,900,000	189,341,000
Umicore S.A.	600,000	34,016,349
		263,111,656
Canada–0.29%
BlackBerry Ltd.(a)	2,000,000	28,200,000
Denmark–3.22%
Bang & Olufsen A/S(a)	6,000,000	29,199,461
Bavarian Nordic A/S(a)	2,880,000	102,981,310
Genmab A/S(a)	200,000	79,731,537
H Lundbeck A/S	2,000,000	71,376,092
Novozymes A/S, Class B	500,000	30,037,516
		313,325,916
Finland–0.40%
Rovio Entertainment OYJ(b)(c)	4,700,000	39,156,444
France–1.84%
Adevinta ASA, Class B(a)	900,000	13,348,835
Mersen S.A.(a)	1,000,000	30,546,738
Technicolor S.A.(a)	8,983,319	19,218,993
Technicolor S.A., Wts. expiring 09/22/2024(a)	1,100,000	341,068
Teleperformance	200,000	65,580,479
Ubisoft Entertainment S.A.(a)	500,000	49,999,840
		179,035,953
Germany–5.17%
AIXTRON SE(a)	4,000,000	74,860,564
Aumann AG(b)(c)	1,000,000	18,229,613
Basler AG(b)	600,000	61,746,264
Carl Zeiss Meditec AG, BR	300,000	46,958,919
CompuGroup Medical SE & Co. KgaA	500,000	49,492,966
Manz AG(a)(b)	500,000	30,841,604
MorphoSys AG(a)	400,000	47,920,314
PVA TePla AG(a)(b)	2,050,000	51,459,844
Rational AG	80,000	76,987,591
SLM Solutions Group AG(a)(b)	2,000,000	44,846,230
		503,343,909
Ireland–0.78%
Flutter Entertainment PLC(a)	406,701	75,628,043
Israel–1.27%
Wix.com Ltd.(a)	500,000	123,525,000
Italy–1.31%
Amplifon S.p.A.(a)	1,000,000	39,688,732
Brunello Cucinelli S.p.A.(a)	1,500,000	60,073,867
Freni Brembo S.p.A.(a)	2,000,000	27,254,131
		127,016,730
Shares		Value
Japan–11.61%
Comture Corp.(b)	3,000,000	$83,058,705
CyberAgent, Inc.	1,300,000	81,529,551
Disco Corp.	200,000	64,874,669
Jeol Ltd.(b)	2,500,000	102,902,740
M3, Inc.	3,000,000	251,533,546
Nidec Corp.	600,000	79,685,558
Nikon Corp.	2,000,000	15,985,838
Optex Group Co. Ltd.(b)	2,000,000	36,750,257
PeptiDream, Inc.(a)	3,000,000	175,805,078
Rakuten, Inc.	6,000,000	58,982,227
Rheon Automatic Machinery Co. Ltd.	1,000,000	11,081,680
THK Co. Ltd.	2,000,000	64,128,473
Yaskawa Electric Corp.	2,000,000	102,895,216
		1,129,213,538
Luxembourg–1.98%
Eurofins Scientific SE(a)	2,000,000	192,185,964
Norway–1.82%
Mowi ASA	4,000,000	88,438,643
Nordic Semiconductor ASA(a)	5,750,358	88,651,299
		177,089,942
Sweden–5.30%
AddTech AB, Class B	4,000,000	53,150,088
Beijer Ref AB	2,000,000	83,085,148
Boozt AB(b)(c)	3,750,000	74,674,159
Hansa Biopharma AB(a)	1,938,841	41,775,182
Indutrade AB(a)	6,000,000	123,244,640
Midsona AB, Class B	1,000,000	8,935,623
Oncopeptides AB(c)	2,000,000	36,153,699
RaySearch Laboratories AB(a)(b)	4,000,000	41,540,016
Tobii AB(a)	3,000,000	19,233,691
Xvivo Perfusion AB(a)	1,000,000	33,360,176
		515,152,422
Switzerland–0.48%
GeNeuro S.A.(b)	1,661,017	6,108,804
STMicroelectronics N.V.	1,000,000	40,317,217
		46,426,021
United Kingdom–13.39%
Allied Minds PLC(a)	10,000,000	3,834,324
AO World PLC(a)	20,000,000	85,436,564
ASOS PLC(a)	700,000	42,888,479
Aston Martin Lagonda Global Holdings PLC(b)(c)	5,125,000	142,274,019
Blue Prism Group PLC(a)	3,000,000	64,467,492
boohoo Group PLC(a)	30,000,000	137,735,155
Fevertree Drinks PLC	2,000,000	66,436,675
First Derivatives PLC	1,200,000	49,511,797
Frontier Developments PLC(a)(b)	3,000,000	129,513,658
Future PLC	1,000,000	23,773,061
Gooch & Housego PLC(b)	2,000,000	37,357,835
GW Pharmaceuticals PLC, ADR(a)	100,000	15,247,000
IG Group Holdings PLC	3,000,000	30,809,019

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United Kingdom–(continued)
IP Group PLC(a)	20,785,545	$27,012,804
IQE PLC(a)(b)	140,000,000	151,946,038
M&C Saatchi PLC(b)	6,600,000	9,042,991
MelodyVR Group PLC(a)(b)	127,612,652	5,158,031
Ocado Group PLC(a)	1,000,000	38,005,123
Rentokil Initial PLC(a)	14,500,000	98,736,376
Spirax-Sarco Engineering PLC	464,285	70,421,389
WANdisco PLC(a)(b)	5,000,000	33,592,239
Xaar PLC(a)(b)	4,000,000	7,386,913
Zoo Digital Group PLC(a)(b)	7,000,000	9,303,675
Zotefoams PLC(b)	4,000,000	22,722,949
		1,302,613,606
United States–45.24%
3D Systems Corp.(a)(b)	5,000,000	177,700,000
Acacia Research Corp.(a)(b)	2,500,000	14,000,000
Advanced Micro Devices, Inc.(a)	6,000,000	513,840,000
Align Technology, Inc.(a)	200,000	105,076,000
Applied Materials, Inc.	1,000,000	96,680,000
Arrowhead Pharmaceuticals, Inc.(a)	3,000,000	231,510,000
Cloudera, Inc.(a)	8,220,000	125,519,400
Cognex Corp.	1,200,000	98,556,000
Corning, Inc.	1,000,000	35,870,000
Cree, Inc.(a)	1,000,000	101,080,000
Dolby Laboratories, Inc., Class A	800,000	70,424,000
Exact Sciences Corp.(a)	1,800,000	246,888,000
FireEye, Inc.(a)	6,000,000	126,000,000
First Solar, Inc.(a)	1,300,000	128,895,000
Halozyme Therapeutics, Inc.(a)	1,000,000	47,590,000
Illumina, Inc.(a)	200,000	85,288,000
IPG Photonics Corp.(a)	600,000	134,058,000
iRobot Corp.(a)	700,000	84,070,000
Littelfuse, Inc.	400,000	97,348,000
Shares		Value
United States–(continued)
Manhattan Associates, Inc.(a)	600,000	$67,938,000
Nektar Therapeutics(a)(b)	34,750,000	684,575,000
Nevro Corp.(a)	1,000,000	161,790,000
ON Semiconductor Corp.(a)	2,000,000	68,980,000
PDF Solutions, Inc.(a)(b)	3,000,000	57,960,000
PTC, Inc.(a)	1,200,000	159,492,000
QUALCOMM, Inc.	1,000,000	156,280,000
Rigel Pharmaceuticals, Inc.(a)	5,000,000	18,200,000
Rite Aid Corp.(a)	2,500,000	65,725,000
Rollins, Inc.	2,250,000	81,045,000
Shake Shack, Inc., Class A(a)	1,000,000	113,420,000
Unity Software, Inc.(a)	200,000	29,964,000
Veeco Instruments, Inc.(a)(b)	4,000,000	73,840,000
Vicor Corp.(a)	500,000	43,270,000
Xeris Pharmaceuticals, Inc.(a)	2,000,000	10,160,000
Zendesk, Inc.(a)	600,000	86,544,000
		4,399,575,400
Total Common Stocks & Other Equity Interests (Cost $5,660,633,497)		9,453,000,544
Money Market Funds–2.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(d)	94,855,898	94,855,898
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(b)(d)	67,727,092	67,754,183
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(d)	108,406,740	108,406,740
Total Money Market Funds (Cost $271,016,821)		271,016,821
TOTAL INVESTMENTS IN SECURITIES—99.98% (Cost $5,931,650,318)		9,724,017,365
OTHER ASSETS LESS LIABILITIES–0.02%		1,682,537
NET ASSETS–100.00%		$9,725,699,902
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,167,300	$118,775,907	$(54,087,309)	$-	$-	$94,855,898	$1,020
Invesco Liquid Assets Portfolio, Institutional Class	21,540,716	84,839,933	(38,626,262)	546	(750)	67,754,183	2,554
Invesco Treasury Portfolio, Institutional Class	34,476,914	135,743,893	(61,814,067)	-	-	108,406,740	654
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Other Affiliates:
3D Systems Corp.*	$45,520,000	$-	$(76,889,338)	$173,332,981	$35,736,357	$177,700,000	$-
Acacia Research Corp.	7,875,000	-	-	6,125,000	-	14,000,000	-
Aston Martin Lagonda Global Holdings PLC*	72,096,831	-	-	70,177,188	-	142,274,019	-
Aumann AG	10,653,002	-	-	7,576,611	-	18,229,613	-
Basler AG	35,803,703	-	-	25,942,561	-	61,746,264	-
Biocartis Group N.V.	26,079,669	-	-	6,729,164	-	32,808,833	-
Boozt AB	60,619,871	-	-	14,054,288	-	74,674,159	-
Comture Corp.	76,676,996	-	-	6,381,709	-	83,058,705	190,161
Frontier Developments PLC	101,399,171	-	-	28,114,487	-	129,513,658	-
GeNeuro S.A.	5,166,059	-	-	942,745	-	6,108,804	-
Gooch & Housego PLC	27,322,902	-	-	10,034,933	-	37,357,835	-
IQE PLC	99,620,341	-	-	52,325,697	-	151,946,038	-
Jeol Ltd.	79,306,977	-	-	23,595,763	-	102,902,740	-
M&C Saatchi PLC	4,907,870	-	-	4,135,121	-	9,042,991	-
Manz AG	16,783,053	-	-	14,058,551	-	30,841,604	-
Materialise N.V., ADR	105,307,000	-	(13,904,334)	87,370,000	10,568,334	189,341,000	-
MelodyVR Group PLC	3,473,558	2,950,123	-	(1,265,650)	-	5,158,031	-
Nektar Therapeutics	551,707,200	-	(1,327,306)	136,777,968	(2,582,862)	684,575,000	-
Optex Group Co. Ltd.	29,809,221	-	-	6,941,036	-	36,750,257	245,393
PDF Solutions, Inc.	56,220,000	-	-	1,740,000	-	57,960,000	-
PVA TePla AG	25,028,147	-	-	26,431,697	-	51,459,844	-
RaySearch Laboratories AB	33,901,495	-	-	7,638,521	-	41,540,016	-
Rovio Entertainment OYJ	28,109,172	-	-	11,047,272	-	39,156,444	-
SLM Solutions Group AG	23,879,745	-	-	20,966,485	-	44,846,230	-
Veeco Instruments, Inc.	50,920,000	-	-	22,920,000	-	73,840,000	-
WANdisco PLC	29,152,089	-	-	4,440,150	-	33,592,239	-
Xaar PLC	6,788,454	-	-	598,459	-	7,386,913	-
Zoo Digital Group PLC	4,988,526	-	-	4,315,149	-	9,303,675	-
Zotefoams PLC	21,302,651	-	-	1,420,298	-	22,722,949	-
Total	$1,726,603,633	$342,309,856	$(246,648,616)	$774,868,730	$43,721,079	$2,640,854,682	$439,782

*	At January 31, 2021, this security was no longer an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $343,296,767, which represented 3.53% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$38,400,000	$—	$—	$38,400,000
Belgium	189,341,000	73,770,656	—	263,111,656
Canada	28,200,000	—	—	28,200,000
Denmark	—	313,325,916	—	313,325,916
Finland	—	39,156,444	—	39,156,444
France	341,068	178,694,885	—	179,035,953
Germany	—	503,343,909	—	503,343,909
Ireland	—	75,628,043	—	75,628,043
Israel	123,525,000	—	—	123,525,000
Italy	—	127,016,730	—	127,016,730
Japan	—	1,129,213,538	—	1,129,213,538
Luxembourg	—	192,185,964	—	192,185,964
Norway	—	177,089,942	—	177,089,942
Sweden	—	515,152,422	—	515,152,422
Switzerland	—	46,426,021	—	46,426,021
United Kingdom	29,448,022	1,273,165,584	—	1,302,613,606
United States	4,399,575,400	—	—	4,399,575,400
Money Market Funds	271,016,821	—	—	271,016,821
Total Investments	$5,079,847,311	$4,644,170,054	$—	$9,724,017,365
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Opportunities Fund